Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Right-of-Use Assets
a.	Right-of-use assets – 2019

	December 31, 2019
	NT$	US$ (Note 4)

Carrying amounts

Land	$7,036,887	$235,269
Buildings and improvements	2,121,797	70,939
Machinery and equipment	588,443	19,674
Other equipment	45,094	1,508

	$9,792,221	$327,390

	For the Year Ended December 31, 2019
	NT$	US$ (Note 4)

Additions to right-of-use assets	$824,268	$27,558

Depreciation charge for right-of-use assets
Land	$215,301	$7,198
Buildings and improvements	307,708	10,288
Machinery and equipment	507,443	16,966
Other equipment	25,006	836

	$1,055,458	$35,288

Summary of Lease Liabilities
b.	Lease liabilities - 2019

	December 31, 2019
	NT$	US$ (Note 4)

Carrying amounts

Current	$632,802	$21,157
Non-current	$5,176,123	$173,057

Summary of Land and Buildings Improvements
The Group’s lease liabilities were mainly from land and buildings and improvements. The range of discount rates for lease liabilities was as follows:

December 31, 2019

Land (%)	0.54-4.90
Buildings and improvements (%)	0.30-8.62

Summary of Other Related Lease Information
e.	Other lease information

1)	Lease arrangements under operating leases for the leasing out of investment properties and freehold property, plant and equipment are set out in Note 17.

2)	Other related lease information

	For the Year Ended December 31, 2019
	NT$	US$ (Note 4)

Expenses relating to short-term leases	$421,924	$14,106
Expenses relating to low-value assets leases	$4,473	$150
Expenses relating to variable lease payments not included in the measurement of lease liabilities	$53,403	$1,785
Total cash outflow for leases	$(1,511,277)	$(50,527)

Summary of Non Cancellable Operating Lease
The future minimum lease payments of non-cancellable operating lease commitments were
as follows:

December 31, 2018
NT$

Less than 1 year	$509,994
1 to 5 years	828,482
More than 5 years	1,047,626

$2,386,102